UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,195,158
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,310,918

		$2,506,076

Education — 23.8%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,240,963
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	879,694
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,644,750
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,172,836
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,662,255
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,521,315
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	853,808

		$9,975,621

Escrowed/Prerefunded — 9.5%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$625	$713,369
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,163,285
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	457,803
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,635,371

		$3,969,828

General Obligations — 15.2%
Boston, 4.00%, 4/1/24	$300	$335,862
Cambridge, 4.00%, 2/15/21	595	685,059
Danvers, 5.25%, 7/1/36	885	1,050,973
Lexington, 4.00%, 2/1/22	430	497,940
Lexington, 4.00%, 2/1/23	355	413,067
Newton, 5.00%, 4/1/36	750	859,088
Plymouth, 5.00%, 5/1/31	345	397,274
Plymouth, 5.00%, 5/1/32	315	361,365
Wayland, 5.00%, 2/1/33	510	590,361
Wayland, 5.00%, 2/1/36	770	885,315
Winchester, 5.00%, 4/15/36	245	281,922

		$6,358,226

Hospital — 24.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,110,930
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	615,788
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	733,032

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$555	$623,171
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,391,887
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	572,350
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,249,941
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	757,929
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,055,302
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	1,028,226
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,930
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	386,862

		$10,203,348

Housing — 6.6%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,110,206
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	652,236

		$2,762,442

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$800	$825,368

		$825,368

Insured-Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,327,950
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	1,365	1,733,673

		$3,061,623

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$566,478

		$566,478

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,323,000

		$1,323,000

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$380,192

		$380,192

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$764,274

		$764,274

Insured-Special Tax Revenue — 12.8%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,096,092
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,403,934
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,267,160
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,460,841
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	147,672

		$5,375,699

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$260	$274,638
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	690	702,558

		$977,196

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$336,310

		$336,310

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$572,780
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	576,377

		$1,149,157

Senior Living/Life Care — 6.0%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,655
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,504,755
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	142,909
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	140	141,068
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	475	471,708

		$2,511,095

Special Tax Revenue — 8.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$157,525
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	805,477
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,165,691
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	384,500

		$3,513,193

Transportation — 7.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,671,855
Massachusetts Port Authority, 5.00%, 7/1/28	500	582,700
Massachusetts Port Authority, 5.00%, 7/1/34	670	767,003

		$3,021,558

Water and Sewer — 10.9%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,343,283
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	571,433
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	258,865
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,397,254

		$4,570,835

Total Tax-Exempt Investments — 153.2% (identified cost $57,946,821)		$64,151,519

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.9)%		$(20,050,269)

Other Assets, Less Liabilities — (5.3)%		$(2,236,024)

Net Assets Applicable to Common Shares — 100.0%		$41,865,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 19.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $1,438,144 or 3.4% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $823,673.

A summary of open financial instruments at February 28, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	23 U.S. Long Treasury Bond	Short	$(3,693,594)	$(3,722,406)	$(28,812)

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $28,812.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,419,626

Gross unrealized appreciation	$6,442,308
Gross unrealized depreciation	(95,415)

Net unrealized appreciation	$6,346,893

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,151,519	$—	$64,151,519
Total Investments	$—	$64,151,519	$—	$64,151,519

Liability Description
Futures Contracts	$(28,812)	$—	$—	$(28,812)
Total	$(28,812)	$—	$—	$(28,812)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015